Net Fee and Commission Income (Tables)	12 Months Ended
Dec. 31, 2020
Fee and commission income (expense) [abstract]
Summary of Net Fee and Commission Income

			Group
	2020	2019	2018
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	492	758	753
Insurance, protection and investments	65	77	105
Credit cards	67	86	85
Non-banking and other fees(1)	132	191	227
Total fee and commission income	756	1,112	1,170
Total fee and commission expense	(371)	(426)	(421)
Net fee and commission income	385	686	749
(1)    Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.